UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10253

Nuveen New York Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            9/30

Date of reporting period:         6/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New York Dividend Advantage Municipal Fund 2 (NXK)
	June 30, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 2.8% (1.9% of Total Investments)
$ 700	New York City Industrial Development Agency, New York, Liberty Revenue Bonds,	9/15 at 100.00	BBB	$ 700,308
	IAC/InterActiveCorp, Series 2005, 5.000%, 9/01/35
1,950	Seneca Nation of Indians Capital Improvements Authority, New York, Special Obligation Bonds,	6/17 at 100.00	BB	1,966,848
	Series 2007A, 5.000%, 12/01/23
2,650	Total Consumer Discretionary			2,667,156
	Consumer Staples – 2.4% (1.6% of Total Investments)
170	New York Counties Tobacco Trust II, Tobacco Settlement Pass-Through Bonds, Series 2001,	12/13 at 100.00	A3	163,011
	5.250%, 6/01/25
360	New York Counties Tobacco Trust III, Tobacco Settlement Pass-Through Bonds, Series 2003,	9/13 at 100.00	A1	360,227
	5.750%, 6/01/33
65	Rensselaer Tobacco Asset Securitization Corporation, New York, Tobacco Settlement Asset-Backed	9/13 at 100.00	A3	63,530
	Bonds, Series 2001A, 5.200%, 6/01/25
	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006:
520	4.750%, 6/01/22	6/16 at 100.00	BBB	507,972
835	5.000%, 6/01/26	6/16 at 100.00	BB–	781,652
500	5.000%, 6/01/34	6/16 at 100.00	B+	419,615
2,450	Total Consumer Staples			2,296,007
	Education and Civic Organizations – 26.2% (17.5% of Total Investments)
260	Albany Industrial Development Agency, New York, Revenue Bonds, Albany Law School, Series	7/17 at 100.00	BBB	262,062
	2007A, 5.000%, 7/01/31
380	Albany Industrial Development Agency, New York, Revenue Bonds, Brighter Choice Charter	4/17 at 100.00	BB+	339,678
	Schools, Series 2007A, 5.000%, 4/01/37
1,225	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	1/20 at 100.00	BBB–	1,371,878
	Bonds, Barclays Center Project, Series 2009, 6.250%, 7/15/40
670	Buffalo and Erie County Industrial Land Development Corporation, New York, Tax-Exempt Revenue	12/20 at 100.00	BB	728,210
	Bonds, Enterprise Charter School Project, Series 2011A, 7.500%, 12/01/40
90	Cattaraugus County Industrial Development Agency, New York, Revenue Bonds, St. Bonaventure	5/16 at 100.00	BBB–	91,162
	University, Series 2006, 5.000%, 5/01/23
1,125	Dormitory Authority of the State of New York, General Revenue Bonds, Manhattan College, Series	7/17 at 100.00	N/R	1,083,173
	2007A, 5.000%, 7/01/41 – RAAI Insured
1,000	Dormitory Authority of the State of New York, Housing Revenue Bonds, Fashion Institute of	No Opt. Call	A	1,054,460
	Technology, Series 2007, 5.250%, 7/01/29 – FGIC Insured
2,000	Dormitory Authority of the State of New York, Insured Revenue Bonds, New York Medical College,	1/14 at 100.00	A	2,006,040
	Series 1998, 5.000%, 7/01/21 – NPFG Insured
485	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/15 at 100.00	Aa2	506,490
	Facilities, Series 2004A, 5.000%, 7/01/29 – NPFG Insured
1,500	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/21 at 100.00	Aa2	1,561,215
	Facilities, Series 2011A, 5.000%, 7/01/41
1,000	Dormitory Authority of the State of New York, Lease Revenue Bonds, State University Dormitory	7/22 at 100.00	Aa2	1,051,060
	Facilities, Series 2012A, 5.000%, 7/01/42
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series	4/21 at 100.00	AAA	2,148,720
	2011A, 5.000%, 10/01/41
175	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series	7/20 at 100.00	A–	187,812
	2010, 5.250%, 7/01/30
2,000	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	2,149,000
	University, Series 2010A, 5.000%, 7/01/40
280	Dormitory Authority of the State of New York, Revenue Bonds, St. Joseph’s College, Series	7/20 at 100.00	Baa1	281,954
	2010, 5.250%, 7/01/35
1,835	Dutchess County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bard	8/17 at 100.00	Baa1	1,819,384
	College Refunding, Series 2007-A1, 5.000%, 8/01/46
265	Hempstead Town Industrial Development Agency, New York, Revenue Bonds, Adelphi University,	10/15 at 100.00	A	271,962
	Civic Facility Project, Series 2005, 5.000%, 10/01/35
1,475	Hempstead Town Local Development Corporation, New York, Revenue Bonds, Molloy College Project,	7/19 at 100.00	BBB+	1,533,351
	Series 2009, 5.750%, 7/01/39
890	Monroe County Industrial Development Corporation, New York, Revenue Bonds, St. John Fisher	6/21 at 100.00	BBB+	960,897
	College, Series 2011, 6.000%, 6/01/30
245	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, St.	10/14 at 100.00	A–	246,749
	Francis College, Series 2004, 5.000%, 10/01/34
230	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Vaughn	12/16 at 100.00	BB+	229,257
	College of Aeronautics, Series 2006A, 5.000%, 12/01/28
	New York City Industrial Development Agency, New York, PILOT Revenue Bonds, Queens Baseball
	Stadium Project, Series 2006:
1,000	5.000%, 1/01/31 – AMBAC Insured	1/17 at 100.00	Ba1	952,340
1,120	4.750%, 1/01/42 – AMBAC Insured	1/17 at 100.00	Ba1	964,611
	New York City Industrial Development Authority, New York, PILOT Revenue Bonds, Yankee Stadium
	Project, Series 2006:
1,460	4.500%, 3/01/39 – FGIC Insured	9/16 at 100.00	BBB	1,379,189
750	4.750%, 3/01/46 – NPFG Insured	9/16 at 100.00	A	734,010
170	Seneca County Industrial Development Authority, New York, Revenue Bonds, New York Chiropractic	10/17 at 100.00	BBB	173,448
	College, Series 2007, 5.000%, 10/01/27
300	Troy Capital Resource Corporation, New York, Revenue Bonds, Rensselaer Polytechnic Institute,	9/20 at 100.00	A–	312,117
	Series 2010A, 5.125%, 9/01/40
340	Yonkers Industrial Development Agency, New York, Civic Facility Revenue Bonds, Sarah Lawrence	6/19 at 100.00	A	364,609
	College Project, Series 2001A Remarketed, 6.000%, 6/01/41
24,270	Total Education and Civic Organizations			24,764,838
	Financials – 2.1% (1.4% of Total Investments)
500	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series	No Opt. Call	A	534,795
	2005, 5.250%, 10/01/35
1,305	Liberty Development Corporation, New York, Goldman Sachs Headquarters Revenue Bonds Series	No Opt. Call	A	1,440,968
	2007, 5.500%, 10/01/37
1,805	Total Financials			1,975,763
	Health Care – 11.4% (7.6% of Total Investments)
1,620	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, Montefiore Medical	2/15 at 100.00	A	1,698,813
	Center, Series 2005, 5.000%, 2/01/22 – FGIC Insured
1,700	Dormitory Authority of the State of New York, FHA-Insured Revenue Bonds, St. Luke’s Roosevelt	8/15 at 100.00	N/R	1,710,319
	Hospital, Series 2005, 4.900%, 8/15/31
150	Dormitory Authority of the State of New York, Highland Hospital of Rochester Revenue Bonds,	7/20 at 100.00	A2	154,569
	Series 2010, 5.200%, 7/01/32
310	Dormitory Authority of the State of New York, Insured Revenue Bonds, Franciscan Health	1/14 at 100.00	A3	310,667
	Partnership Obligated Group – Frances Shervier Home and Hospital, Series 1997, 5.500%, 7/01/17 –
	RAAI Insured
340	Dormitory Authority of the State of New York, Orange Regional Medical Center Obligated Group	12/18 at 100.00	Ba1	362,035
	Revenue Bonds, Series 2008, 6.250%, 12/01/37
2,300	Dormitory Authority of the State of New York, Revenue Bonds, Memorial Sloan Kettering Cancer	7/16 at 100.00	AA	2,395,956
	Center, Series 2006, 5.000%, 7/01/35 (UB)
465	Dormitory Authority of the State of New York, Revenue Bonds, New York and Presbyterian	8/14 at 100.00	AA–	488,803
	Hospital, Series 2004A, 5.250%, 8/15/15 – AGM Insured
1,500	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/17 at 100.00	A–	1,551,540
	2007B, 5.625%, 7/01/37
1,000	Dormitory Authority of the State of New York, Revenue Bonds, NYU Hospitals Center, Series	7/20 at 100.00	A–	1,091,500
	2011A, 6.000%, 7/01/40
290	Livingston County Industrial Development Agency, New York, Civic Facility Revenue Bonds,	9/13 at 100.00	BB	290,113
	Nicholas H. Noyes Hospital, Series 2005, 6.000%, 7/01/30
	Madison County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Oneida
	Health System, Series 2007A:
275	5.250%, 2/01/27	2/17 at 100.00	BBB–	269,085
250	5.500%, 2/01/32	2/17 at 100.00	BBB–	243,880
215	Yonkers Industrial Development Agency, New York, Revenue Bonds, St. John’s Riverside Hospital,	1/14 at 100.00	B+	215,217
	Series 2001A, 7.125%, 7/01/31
10,415	Total Health Care			10,782,497
	Housing/Multifamily – 0.9% (0.6% of Total Investments)
500	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/14 at 100.00	AA	505,030
	Series 2004A, 5.250%, 11/01/30
70	New York City Housing Development Corporation, New York, Multifamily Housing Revenue Bonds,	5/20 at 100.00	AA	72,287
	Series 2010D-1A, 5.000%, 11/01/42
290	New York State Housing Finance Agency, Affordable Housing Revenue, Series 2007A, 5.250%,	11/17 at 100.00	Aa2	297,763
	11/01/38 (Alternative Minimum Tax)
860	Total Housing/Multifamily			875,080
	Housing/Single Family – 1.4% (0.9% of Total Investments)
950	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 130, 4.650%,	4/15 at 100.00	Aa1	960,830
	4/01/27 (Alternative Minimum Tax)
265	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 145, 5.125%,	4/17 at 100.00	Aa1	270,398
	10/01/37 (Alternative Minimum Tax)
100	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 148, 5.200%,	10/17 at 100.00	Aa1	101,856
	10/01/32 (Alternative Minimum Tax)
1,315	Total Housing/Single Family			1,333,084
	Long-Term Care – 5.7% (3.8% of Total Investments)
440	Dormitory Authority of the State of New York, GNMA Collateralized Revenue Bonds, Cabrini of	2/17 at 103.00	AA+	457,208
	Westchester Project, Series 2006, 5.200%, 2/15/41
2,120	Dormitory Authority of the State of New York, Insured Revenue Bonds, Rehabilitation	9/13 at 100.00	A2	2,127,696
	Association Pooled Loan Program 1, Series 2001A, 5.000%, 7/01/23 – AMBAC Insured
255	Dormitory Authority of the State of New York, Non-State Supported Debt, Ozanam Hall of Queens	11/16 at 100.00	Ba3	228,419
	Nursing Home Revenue Bonds, Series 2006, 5.000%, 11/01/31
	Dormitory Authority of the State of New York, Revenue Bonds, Providence Rest, Series 2005:
50	5.125%, 7/01/30 – ACA Insured	7/15 at 100.00	N/R	47,733
175	5.000%, 7/01/35 – ACA Insured	7/15 at 100.00	N/R	159,135
665	East Rochester Housing Authority, New York, Senior Living Revenue Bonds, Woodland Village	8/16 at 101.00	N/R	624,960
	Project, Series 2006, 5.500%, 8/01/33
185	Erie County Industrial Development Agency, New York, Revenue Bonds, Orchard Park CCRC Inc.	11/16 at 100.00	N/R	183,150
	Project, Series 2006A, 6.000%, 11/15/36
255	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	1/14 at 100.00	N/R	256,576
	Needs Facilities Pooled Program, Series 2001A-1, 7.250%, 7/01/16
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special
	Needs Facilities Pooled Program, Series 2008A-1:
355	5.500%, 7/01/18	7/16 at 101.00	N/R	340,303
440	5.800%, 7/01/23	7/16 at 101.00	N/R	412,399
430	Suffolk County Industrial Development Agency, New York, Civic Facility Revenue Bonds, Special	7/16 at 100.00	N/R	412,198
	Needs Facilities Pooled Program, Series 2008-B1, 5.500%, 7/01/18
170	Yonkers Industrial Development Agency, New York, Civic Facilities Revenue Bonds, Special Needs	7/16 at 101.00	N/R	159,336
	Facilities Pooled Program Bonds, Series 2008-C1, 5.800%, 7/01/23
5,540	Total Long-Term Care			5,409,113
	Materials – 0.2% (0.2% of Total Investments)
230	Jefferson County Industrial Development Agency, New York, Solid Waste Disposal Revenue Bonds,	12/13 at 100.00	BBB	230,577
	International Paper Company Project, Series 2003A, 5.200%, 12/01/20 (Alternative Minimum Tax)
	Tax Obligation/General – 13.7% (9.1% of Total Investments)
4,540	New York City, New York, General Obligation Bonds, Fiscal 2007 Series D-1, 5.125%,	12/17 at 100.00	AA	5,134,195
	12/01/25 (UB)
1,000	New York City, New York, General Obligation Bonds, Fiscal 2012 Series F, 5.000%, 8/01/31	2/22 at 100.00	AA	1,079,620
45	New York City, New York, General Obligation Bonds, Fiscal Series 1998H, 5.375%, 8/01/27 –	9/13 at 100.00	AA	45,142
	NPFG Insured
2,000	New York City, New York, General Obligation Bonds, Fiscal Series 2005F-1, 5.000%, 9/01/19 –	9/15 at 100.00	AA	2,169,020
	SYNCORA GTY Insured
2,600	New York City, New York, General Obligation Bonds, Fiscal Series 2006J-1, 5.000%, 6/01/25 (UB)	6/16 at 100.00	AA	2,823,938
750	New York City, New York, General Obligation Bonds, Series 2004C-1, 5.250%, 8/15/16 (UB)	8/14 at 100.00	AA	788,918
835	New York City, New York, General Obligation Bonds, Subseries G-1 Fiscal Series 2012,	4/22 at 100.00	AA	910,309
	5.000%, 4/01/29
11,770	Total Tax Obligation/General			12,951,142
	Tax Obligation/Limited – 45.8% (30.6% of Total Investments)
1,000	Battery Park City Authority, New York, Lease Revenue Bonds, Senior Lien Series 2003A,	11/13 at 100.00	AAA	1,016,670
	5.250%, 11/01/21
3,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General	2/22 at 100.00	AAA	3,253,470
	Purpose Series 2012D, 5.000%, 2/15/31
5	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AAA	5,338
	2005F, 5.000%, 3/15/21 – AGM Insured
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,197,360
	2011A, 5.750%, 2/15/47
5,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 5.000%, 2/15/47	2/17 at 100.00	A	5,055,448
560	Monroe Newpower Corporation, New York, Power Facilities Revenue Bonds, Series 2003,	1/15 at 100.00	BBB	556,052
	5.500%, 1/01/34
1,425	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local	10/14 at 100.00	AAA	1,493,058
	Government Assistance Corporation, Series 2004A, 5.000%, 10/15/26 – AGM Insured
	New York City Sales Tax Asset Receivable Corporation, New York, Dedicated Revenue Bonds, Local
	Government Assistance Corporation, Series 2004A:
1,140	5.000%, 10/15/25 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	1,192,942
835	5.000%, 10/15/26 – NPFG Insured (UB) (4)	10/14 at 100.00	AAA	874,880
750	5.000%, 10/15/29 – AMBAC Insured (UB) (4)	10/14 at 100.00	AAA	783,480
1,300	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal	1/17 at 100.00	AA–	1,397,552
	Series 2007S-2, 5.000%, 1/15/28 – FGIC Insured
	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal 2012
	Series E-1:
680	5.000%, 2/01/35	2/22 at 100.00	AAA	729,518
835	5.000%, 2/01/37	2/22 at 100.00	AAA	892,047
15	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	9/13 at 100.00	AAA	15,057
	Series 2003E, 5.000%, 2/01/23 – FGIC Insured
1,200	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	5/17 at 100.00	AAA	1,306,620
	Series 2007B, 5.000%, 11/01/30
1,460	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal	11/17 at 100.00	AAA	1,621,082
	Series 2007C-1, 5.000%, 11/01/27
3,775	New York City Transitional Finance Authority, New York, Future Tax Secured Revenue Bonds,	5/20 at 100.00	AAA	4,275,641
	Refunding Subordinate Lien Series 2010D, 5.000%, 11/01/25
1,000	New York City, New York, Educational Construction Fund, Revenue Bonds, Series 2011A,	4/21 at 100.00	AA–	1,113,910
	5.750%, 4/01/41
1,000	New York State Environmental Facilities Corporation, Infrastructure Revenue Bonds, Series	3/14 at 100.00	AA–	1,028,720
	2003A, 5.000%, 3/15/21
2,020	New York State Environmental Facilities Corporation, State Personal Income Tax Revenue Bonds,	12/17 at 100.00	AAA	2,236,928
	Series 2008A, 5.000%, 12/15/27 (UB)
840	New York State Housing Finance Agency, State Personal Income Tax Revenue Bonds, Economic	9/15 at 100.00	AAA	861,974
	Development and Housing, Series 2006A, 5.000%, 3/15/36
1,125	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2007,	10/17 at 100.00	AA	1,223,370
	5.000%, 4/01/27
2,300	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Series 2005B, 5.500%,	No Opt. Call	AA	2,791,050
	4/01/20 – AMBAC Insured (UB) (4)
2,100	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	9/13 at 100.00	AA–	2,106,048
	State Contingency Contract-Backed Bonds, Series 2003A-1, 5.250%, 6/01/22 – AMBAC Insured
1,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	9/13 at 100.00	AA–	1,004,250
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/21
3,500	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/29 at 100.00	A+	2,586,745
	2010A, 0.000%, 8/01/33
8,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Senior Series 2011C,	No Opt. Call	AA–	1,710,800
	0.000%, 8/01/39
47,865	Total Tax Obligation/Limited			43,330,010
	Transportation – 20.9% (13.9% of Total Investments)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2007B,	11/17 at 100.00	A	2,617,350
	5.000%, 11/15/33
1,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2010D,	11/20 at 100.00	A	1,035,500
	5.000%, 11/15/34
1,250	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	N/R	1,422,675
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,500	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx	10/17 at 102.00	N/R	629,955
	Parking Development Company, LLC Project, Series 2007, 5.875%, 10/01/46 (5)
125	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	12/13 at 100.00	BB	118,719
	British Airways PLC, Series 1998, 5.250%, 12/01/32 (Alternative Minimum Tax)
1,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/13 at 100.50	N/R	1,099,700
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
650	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	1/16 at 100.00	A3	698,276
	Terminal One Group JFK Project, Series 2005, 5.500%, 1/01/24 (Alternative Minimum Tax)
	New York City Industrial Development Agency, New York, Special Facility Revenue Bonds, JetBlue
	Airways Corporation Project, Series 2006:
40	5.000%, 5/15/20 (Alternative Minimum Tax)	9/13 at 100.00	B–	38,909
750	5.125%, 5/15/30 (Alternative Minimum Tax)	9/13 at 100.00	B–	705,135
585	New York Liberty Development Corporation, Liberty Revenue Bonds, 4 World Trade Center Project,	11/21 at 100.00	A+	594,986
	Series 2011, 5.000%, 11/15/44
300	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/30 – AGM	7/15 at 100.00	AA–	316,629
	Insured (UB)
3,400	Niagara Frontier Airport Authority, New York, Airport Revenue Bonds, Buffalo Niagara	10/13 at 100.00	A	3,437,740
	International Airport, Series 1999A, 5.625%, 4/01/29 – NPFG Insured (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
1,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	1,067,140
280	5.000%, 12/01/31 – SYNCORA GTY Insured	6/15 at 101.00	AA–	296,677
310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	419,368
	Eighth Series 2008, Trust 2920, 17.992%, 8/15/32 – AGM Insured (IF)
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Sixty Sixth	1/21 at 100.00	AA–	2,105,180
	Series 2011, 5.000%, 1/15/41
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
210	6.500%, 12/01/28	12/15 at 100.00	BBB–	226,244
1,030	6.000%, 12/01/36	12/20 at 100.00	BBB–	1,154,146
780	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	No Opt. Call	A+	950,453
	Subordinate Lien Series 2002E, 5.500%, 11/15/20 – NPFG Insured
750	Triborough Bridge and Tunnel Authority, New York, Subordinate Lien General Purpose Revenue	No Opt. Call	AA–	824,130
	Refunding Bonds, Tender Option Bond Trust 1184, 9.251%, 5/15/16 (IF)
19,460	Total Transportation			19,758,912
	U.S. Guaranteed – 0.1% (0.1% of Total Investments) (6)
120	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series	3/15 at 100.00	AA– (6)	129,330
	2005F, 5.000%, 3/15/21 (Pre-refunded 3/15/15) – AGM Insured
	Utilities – 9.8% (6.5% of Total Investments)
75	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	76,612
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A:
1,700	5.000%, 12/01/23 – FGIC Insured	6/16 at 100.00	A	1,820,853
1,700	5.000%, 12/01/24 – FGIC Insured	6/16 at 100.00	A	1,820,853
250	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A	256,675
	5.000%, 12/01/35 – CIFG Insured
	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A:
1,000	5.000%, 5/01/36 – AGM Insured	5/21 at 100.00	AA–	1,037,360
1,000	5.000%, 5/01/38	5/21 at 100.00	A	1,028,680
900	Nassau County Industrial Development Authority, New York, Keyspan Glenwood Energy Project,	9/13 at 100.00	A–	902,466
	Series 2003, 5.250%, 6/01/27 (Alternative Minimum Tax)
1,750	Niagara Area Development Corporation, New York, Solid Waste Disposal Facility Revenue	No Opt. Call	BB+	1,610,525
	Refunding Bonds, Covanta Energy Project, Series 2012A, 5.250%, 11/01/42
750	Suffolk County Industrial Development Agency, New York, Revenue Bonds, Nissequogue	1/14 at 100.00	N/R	722,595
	Cogeneration Partners Facility, Series 1998, 5.500%, 1/01/23 (Alternative Minimum Tax)
9,125	Total Utilities			9,276,619
	Water and Sewer – 6.4% (4.3% of Total Investments)
820	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	Ba2	833,989
	5.625%, 7/01/40
4,875	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water	6/21 at 100.00	AAA	5,208,011
	Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects,
	Second Resolution Series 2011B, 5.000%, 6/15/41
5,695	Total Water and Sewer			6,042,000
$ 143,570	Total Investments (cost $139,030,838) – 149.8%			141,822,128
	Floating Rate Obligations – (12.8)%			(12,150,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (40.0)% (7)			(37,890,000)
	Other Assets Less Liabilities – 3.0%			2,895,099
	Net Assets Applicable to Common Shares – 100%			$ 94,677,227

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$141,822,128	$ —	$141,822,128

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of June 30, 2013, the cost of investments was $126,856,815.

Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2013, were as follows:

Gross unrealized:
Appreciation	$ 6,149,073
Depreciation	(3,329,788)
Net unrealized appreciation (depreciation) of investments	$ 2,819,285

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or
BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(7)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 26.7%.
N/R	Not rated.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New York Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         August 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         August 29, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         August 29, 2013